FEDERAL INCOME TAXES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets:
General loan loss allowance	$ 533	$ 501
Deferred compensation and benefits	243	249
Charitable contributions	1	2
Fair value accounting adjustments on acquisition	604	887
Nonaccrued interest on loans	129	154
Other real estate owned adjustments	254	315
Other	15	2
Total deferred tax assets	1,779	2,110
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,337)	(1,337)
Deferred loan origination costs	(26)	(21)
Loan servicing rights	(29)	(27)
Fair value accounting adjustments on acquisition	(795)	(795)
Unrealized gain on investments	(19)	(35)
Depreciation	(62)	(56)
Other	0	(49)
Total deferred tax liabilities	(2,268)	(2,320)
Net deferred tax liability	$ (489)	$ (210)